Restructuring Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Liability Associated With Restructuring Charges

As of June 30, 2012, the accrued liability associated with the restructuring charges consisted of the following:

	Severance Benefits	Excess Facilities	Total
Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007
Charges	1,851,252	—	1,851,252
Payments	(859,645)	(148,266)	(1,007,911)

Accrued liability as of June 30, 2012	$1,359,775	$26,573	$1,386,348

A summary of the restructuring and other costs recognized for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Workforce Reduction	Excess Facilities	Other Exit Costs	Total

Amounts expected to be incurred	$2,185,694	$764,718	$461,648	$3,412,060

Amounts incurred in:
2009	702,625	408,564	—	1,111,189
2010	961,437	356,154	385,243	1,702,834
2011	521,632	—	76,405	598,037

Cumulative amount incurred as of December 31, 2011	$2,185,694	$764,718	$461,648	$3,412,060

Accrued Liabilities [Member]
Accrued Liability Associated With Restructuring Charges

As of December 31, 2011 and 2010, the accrued liability associated with the restructuring and other related charges consisted of the following:

	Workforce Reduction	Excess Facilities	Total
Accrued liability as of December 31, 2009	$602,598	$408,565	$1,011,163
Charges	961,438	356,154	1,317,592
Payments	(1,400,259)	(297,412)	(1,697,671)

Accrued liability as of December 31, 2010	$163,777	$467,307	$631,084
Charges	521,632	—	521,632
Payments	(317,241)	(292,468)	(609,709)

Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007